Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000134182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESQ Dynamic Allocation Fund
Average Annual Return, Percent	12.89%	4.62%	3.13%
C000145676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESQ Dynamic Allocation Fund
C000134183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESQ Dynamic Allocation Fund
C000134180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESQ Strategic Income Fund
Average Annual Return, Percent	(13.55%)	(5.89%)	(2.99%)
C000134181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESQ Strategic Income Fund
Without Sales Load [Member] | C000134182
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%	5.86%	3.75%
Without Sales Load [Member] | C000145676
Average Annual Return [Line Items]
Average Annual Return, Percent	19.04%	5.24%	3.11%
Without Sales Load [Member] | C000134183
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%	6.28%	4.17%
Without Sales Load [Member] | C000134180
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.29%)	(4.97%)	(2.51%)
Without Sales Load [Member] | C000134181
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.83%)	(4.60%)	(2.09%)
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.41%	12.43%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.41%	12.43%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	1.52%	2.78%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent	6.20%	1.52%	2.78%